STATEMENTS OF CASH FLOWS (Audited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Operating activities:
Net Income	$ 6,339	$ (52,674)	$ (53,102)	$ (3,625)
Changes in assets and liabilities:
Accumulated Depreciation	144	144	289	289
Accounts Payable	(10,000)	10,000	10,000
Accrued Expenses	(1,000)		1,500
Provision for Income Tax
Net cash provided by operating activities	(4,517)	(42,529)	(41,314)	(3,337)
Financing activities:
Proceeds from issuance of common stock		43,200	43,200
Due to related party	2,000		800	326
Net cash provided by financing activities	2,000	43,200	44,000	326
Investing activities:
Purchase of Building
Net cash provided by investing activities
Net increase in cash	(2,517)	671	2,686	(3,011)
Cash, beginning of period	2,756	70	70	3,081
Cash, end of period	239	740	2,756	70
Cash paid during the period
Taxes
Interest